Trade Accounts Receivable and Other Current Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade Accounts Receivable and Other Current Assets
Provision for expected credit loss	$ 0	$ 0